SHARE-BASED PAYMENT - Employee stock purchase plan (Details) - Employee Stock Purchase Plan	12 Months Ended
Jun. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of employee's monthly compensation	15.00%
Number of ordinary shares subject to the ESPP	200,000
Percentage of closing price of the Company's ordinary shares on the first business day and the last business day to determine purchase price	85.00%